GOF P-17 10/13

SUPPLEMENT DATED OCTOBER 1, 2013 TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

Franklin Custodian Funds
Franklin DynaTech Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
Franklin Growth Fund

Franklin Global Trust
Franklin Global Listed Infrastructure Fund
Franklin Global Real Estate Fund
Franklin International Small Cap Growth Fund
Franklin International Growth Fund

Franklin Gold and Precious Metals Fund

Franklin Investors Securities Trust
Franklin Adjustable U.S. Government Securities Fund
Franklin Balanced Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

Franklin Managed Trust
Franklin Rising Dividends Fund

Franklin Money Fund

Franklin Mutual Series Funds
Mutual Beacon Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Global Discovery Fund
Mutual International Fund
Mutual Quest Fund
Mutual Shares Fund

Franklin Real Estate Securities Trust
Franklin Real Estate Securities Fund

Franklin Strategic Series
Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Global Government Bond Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Strategic Income Fund

Franklin Templeton Fund Allocator Series
Franklin Templeton Conservative Allocation Fund
Franklin Templeton Growth Allocation Fund
Franklin Templeton Moderate Allocation Fund
Franklin LifeSmart™ 2015 Retirement Target Fund
Franklin LifeSmart™ 2020 Retirement Target Fund
Franklin LifeSmart™ 2025 Retirement Target Fund
Franklin LifeSmart™ 2030 Retirement Target Fund
Franklin LifeSmart™ 2035 Retirement Target Fund
Franklin LifeSmart™ 2040 Retirement Target Fund
Franklin LifeSmart™ 2045 Retirement Target Fund
Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin Templeton International Trust
Franklin India Growth Fund
Franklin World Perspectives Fund
Templeton Foreign Smaller Companies Fund

Franklin Value Investors Trust
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

Institutional Fiduciary Trust
Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds
Templeton Foreign Fund
Templeton World Fund

Templeton Global Investment Trust
Templeton Asian Growth Fund
Templeton Frontier Markets Fund
Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust
Templeton Constrained Bond Fund
Templeton Emerging Markets Bond Fund
Templeton Global Bond Fund
Templeton Global Total Return Fund

The prospectus is amended as follows:

Effective October 21, 2013, the "Fund Details – Your Account – Choosing a Share Class" section is revised as follows:

Qualified Investors – Class R6

Class R6 shares are available to the following investors:

- Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.
- Endowments; foundations; local, city and state governmental institutions; corporations; non-profit organizations that are organized as corporations; and insurance companies, (collectively "institutional investors") when purchasing directly from a Fund. The minimum initial investment for institutional investors is $1,000,000 per Fund.
- Other Franklin Templeton funds.

Please keep this supplement for future reference.